Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2024
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
20)
TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2023	2024
Deductible temporary differences	40,735	461
Tax losses carry forwards	155,288	30,493
Total	196,023	30,954

During the years ended March 31, 2022, 2023 and 2024, the Company did not recognize deferred tax assets on tax losses carried forward and other temporary differences mainly related to share based payments and employee benefits related to some entities of the Group, because it is not probable that future taxable profits will be available against which these items can be utilized. Further, deferred tax assets have been recognised only to the extent of deferred tax liabilities in such cases. The above tax losses (including unabsorbed depreciation) as at March 31, 2024 in the subsidiaries will expire at various dates ranging from 2025 to 2042 except for the tax losses and unabsorbed depreciation amounting to USD 4,299 (March 31, 2023: USD 18,119), which can be carried forward for an indefinite period.

Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2023*	2024	2023*	2024	2023*	2024
Particulars	Assets		Liabilities		Net
Property, plant and equipment	86	1,249	(3,467)	(3,062)	(3,381)	(1,813)
Intangible assets, excluding goodwill	—	—	(11,315)	(7,239)	(11,315)	(7,239)
Trade and other receivables	43	870	—	—	43	870
Other current assets	—	3,037	—	—	—	3,037
Convertible notes	—	—	(2,082)	(4,314)	(2,082)	(4,314)
Employee benefits	86	2,704	—	—	86	2,704
Other non-current liabilities	10	—	—	—	10	—
Other current liabilities	—	1,949	—	—	—	1,949
Lease liabilities	3,467	3,767	—	—	3,467	3,767
Tax loss carry forwards	12,350	99,953	—	—	12,350	99,953
Trade and other payables	—	1,825	—	—	—	1,825
Contract liabilities	—	240	—	—	—	240
Share based payments	—	23,627	—	—	—	23,627
Others	—	—	—	(43)	—	(43)
Deferred tax assets/ (liabilities) before set off	16,042	139,221	(16,864)	(14,658)	(822)	124,563
Set off	(16,042)	(9,904)	16,042	9,904	—	—
Net deferred tax assets/(liabilities)	—	129,317	(822)	(4,754)	(822)	124,563

* The Group has adopted Deferred tax related to assets and liabilities arising from a Single Transaction (Amendments to IAS 12) from April 1, 2023. Following the amendments, the Group has recognised a separate deferred tax asset in relation to its lease liabilities and a deferred tax liability in relation to its rights-of-use assets. There was no impact on the opening accumulated deficit as at April 1, 2022 and April 1, 2023 as a result of the amendment (refer note 3).

As at 31 March 2024, no deferred tax liability was recognised on temporary difference of USD 4,956 related to investment in subsidiaries, as the Company controls the dividend policy of its subsidiary i.e. the Company controls the timing of reversal of the related taxable temporary differences and management is satisfied that they will not reverse in the foreseeable future.

The Company's business operations along with revenue, result from operating activities and profitability has consistently improved significantly during the years ended March 31, 2023 and March 31, 2024 post COVID-19 pandemic, coupled with Company's continued focus on optimizing costs by leveraging highly variable and more efficient fixed cost structure. As a result, the management revised its estimates of future taxable profits and recognised the tax effect of USD 601,200 of previously unrecognised tax losses and deductible temporary differences (tax impact: USD 151,310) because management considered it probable that future taxable profits would be available against which such losses can be used.

In March 2024, the Company filed a composite scheme of amalgamation and arrangement between subsidiaries of the Group, MakeMyTrip (India) Private Limited ("MMT India") and Redbus India Private Limited ("RB India") whereby RB India as an entity is proposed to be merged with MMT India with the appointed date of April 1, 2024, subject to necessary approval from the National Company Law Tribunal and other relevant regulatory authorities. As these approvals are substantive in nature, the related financial statement impact will be taken in the year in which such approvals will be obtained. If this scheme gets approved, the Company estimate that it will not be able to take the benefits of the recognised deferred tax assets on the carry forward losses (including unabsorbed depreciation) of RB India to the extent of USD 5,361 as these losses will no longer be available for utilization.

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2022	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2023
Property, plant and equipment	(2,785)	—	(838)	—	242	(3,381)
Intangible assets, excluding goodwill	(15,337)	(342)	4,093	—	271	(11,315)
Trade and other receivables	47	—	—	—	(4)	43
Convertible notes	(4,314)	—	2,232	—	—	(2,082)
Employee benefits	92	—	1	—	(7)	86
Other non-current liabilities	23	—	(11)	—	(2)	10
Lease liabilities	2,870	—	846	—	(249)	3,467
Tax losses carry forward	16,808	202	(4,474)	—	(186)	12,350
Total	(2,596)	(140)	1,849	—	65	(822)

Particulars	Balance as at April 1, 2023	Acquired in business combinations	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2024
Property, plant and equipment	(3,381)	—	1,556	—	12	(1,813)
Intangible assets, excluding goodwill	(11,315)	(189)	4,307	—	(42)	(7,239)
Trade and other receivables	43	—	876	—	(49)	870
Other current assets	—	—	3,015	—	22	3,037
Convertible notes	(2,082)	—	(2,232)	—	—	(4,314)
Employee benefits	86	—	2,399	248	(29)	2,704
Other non-current liabilities	10	—	(10)	—	—	—
Other current liabilities	—	—	1,924	—	25	1,949
Lease liabilities	3,467	—	325	—	(25)	3,767
Tax losses carry forward	12,350	—	88,179	—	(576)	99,953
Trade and other payables	—	—	1,831	—	(6)	1,825
Contract liabilities	—	—	241	—	(1)	240
Share based payments	—	—	23,786	—	(159)	23,627
Others	—	—	(48)	—	5	(43)
Total	(822)	(189)	126,149	248	(823)	124,563